Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
17.
LEASES

Operating leases

The Group's leases consist of operating leases for office spaces in different cities in the PRC. For leases with terms greater than 12 months, the Group records the related asset and lease liability at the present value of lease payments over the term. As of December 31, 2025, the Group did not have additional operating leases that have not yet commenced. As of December 31, 2025, the Group had no long-term leases that were classified as a financing lease. Short-term lease cost for the year ended December 31, 2025 was immaterial.

For the years ended December 31, 2024 and 2025, no variable lease cost was recognized in the consolidated financial statements of the Group.

	Years ended December 31,
	2023	2024	2025
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	26,704	11,062	12,612
Non-cash changes in right-of-use assets from new lease obligations and lease modification:
Operating leases	3,630	1,318	1,444
Weighted average remaining lease term
Operating leases	11.3 years	10.4 years	9.5 years
Weighted average discount rate
Operating leases	7.0%	7.4%	7.3%

In 2023, 2024 and 2025, certain leases for office space were partially terminated before the expiration of the lease term for cost savings. The relevant carrying amount of the right-of-use assets totaling RMB131,726, RMB1,155 and RMB468, in 2023, 2024 and 2025, respectively and the corresponding carrying amount of operating lease liabilities totaling RMB158,902, RMB2,465 and RMB820 in 2023, 2024 and 2025, respectively were derecognized upon the effectiveness of the early termination. The gain of RMB27,176, RMB1,310 and RMB352 from early termination of the operating lease was recognized in the statements of operations for the years ended December 31, 2023, 2024 and 2025, respectively.

The following is a maturity analysis of the annual undiscounted cash flows for lease liabilities as of December 31, 2025:

RMB
2026	18,319
2027	18,802
2028	19,435
2029	19,656
2030	19,220
2031 and thereafter	94,979
Total future lease payments	190,411
Less: Imputed interest	51,743
Total lease liability balance	138,668

Payments under operating leases are expensed on the straight-line basis over the periods of their respective leases. The terms of the leases do not contain rent escalation or contingent rents. For the years ended December 31, 2023, 2024 and 2025, the total rental expenses for all operating leases amounted to RMB407, RMB18,951 and RMB19,528, respectively, and recorded in cost of revenues, selling expenses, research and development expenses and general and administrative expenses on the consolidated statements of operations.